Revenue - Sales gross-to-net reconciliation (Details) kr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross sales	kr 354,599		kr 303,658		kr 0
Returns and Sales Reductions	(13,562)		(8,421)		0
Net sales	184,021		161,313		0
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payment received	30,700	$ 5.0
Outstanding milestone payments	kr 65,600	$ 10.0	98,400	$ 15.0	kr 98,400	$ 15.0
V-Go
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales			kr 161,300